Supplemental Equity and Comprehensive Income Information - NCI (Details) - Sumitomo 3M Limited ¥ in Billions	1 Months Ended
Sep. 30, 2014 JPY (¥)
Transactions with 3M subsidiaries that have non controlling interests
Amount Of Acquistion For Remaining Noncontrolling Interest	¥ 90
3M's effective ownership after transaction (as a percent)	100.00%
Percent of interest acquired of Sumitomo 3M Limited	25.00%